Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of prepaid expenses

	2020	2019

Commissions and premiums paid in advance (a)	1,314,771	49,233
Marketing expenses	28,056	9,678
Services paid in advance	6,245	2,043
Other expenses paid in advance	44,465	28,730
Total	1,393,537	89,684

Current	283,183	56,605
Non-current	1,110,354	33,079

(a)	Mostly comprised by long term investment programs implemented by XP CCTVM through its network of IFAs. These commissions and premiums paid are recognized at the signing date of each contract and are amortized in the statement of income of the Company, linearly, according to the investment term period.